Employee Benefit Plans (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)
Employee Benefit Plans (Details) [Line Items]
Contributions to defined benefit plans (in Dollars)	$ 2.6		$ 2.4
Description of medical trend rate	For certain Canadian Post-retirement Plans the above trend rates are applicable for 2022 to 2026 which will decrease linearly to 4.75% in 2029 and grading down to an ultimate rate of 3.57% per annum in 2040 and thereafter.	For certain Canadian Post-retirement Plans the above trend rates are applicable for 2022 to 2026 which will decrease linearly to 4.75% in 2029 and grading down to an ultimate rate of 3.57% per annum in 2040 and thereafter.
Contributions Amount		$ 3.6
Canadian [Member]
Employee Benefit Plans (Details) [Line Items]
Defined benefit plans		1.9
US [Member]
Employee Benefit Plans (Details) [Line Items]
Defined benefit plans		$ 1.7